Share-Based Compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 11,666,000	$ 11,038,000	$ 10,996,000
Exercised options, intrinsic value	$ 800,000	$ 2,700,000	$ 6,500,000
Expected term (years)		4 years	4 years	4 years
Equity award vesting period	3 years
Director stock ownership plan maximum number of shares authorized under plan	75,000
Director stock ownership percentage threshold	400.00%
Director stock ownership plan percentage stock	75.00%
Director stock ownership plan percentage cash	25.00%
Director stock ownership plan percentage total	100.00%
Director retainer annual fee	$ 100,000
Combination And Other Acquisition-Related
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	200,000	$ 900,000	$ 1,500,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 800,000	$ 500,000	$ 100,000
Weighted average period, cost not yet recognized, period for recognition	1 year 3 months 18 days
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period, cost not yet recognized, period for recognition	1 year 7 months 6 days
Options award vesting period	3 years	3 years	3 years	3 years
Unrecognized compensation expense	$ 7,400,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period, cost not yet recognized, period for recognition	1 year 10 months 24 days
Unrecognized compensation expense	$ 1,700,000
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	3,150,000	$ 1,911,000	$ 840,000
Unrecognized compensation expense	$ 4,000,000
Weighted average period, cost not yet recognized, period for recognition	1 year 9 months 18 days
Vesting shares target, lower percent		0.00%
Vesting shares target, upper percent		200.00%
Expected term (years)	3 years	3 years	3 years
Equity award vesting period	3 years
Defined Contribution Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contribution expense	$ 0	$ 1,500,000	$ 3,100,000